Equity Investments	12 Months Ended
Dec. 31, 2016
Equity Investments [Abstract]
Equity Investments

9.  Equity Investments

(a)         Equity method investments

In March 2014, IDG-Accel China Growth Fund III L.P. and IDG-Accel China III Investors L.P. (collectively referred to as “IDG-Accel Funds”) acquired US$3.0 million convertible preferred shares of Phoenix FM Limited (“FM”), previously a subsidiary of the Company, to accelerate development of the ifeng application business. Despite holding 100% of FM’s ordinary shares, the Company accounted for its investment in FM as an equity investment since the Company did not control FM due to substantive participating rights that have been provided to the IDG-Accel Funds. On the date the Company lost control of FM in March, 2014, the Company recognized a gain of RMB18.0 million in the consolidated statements of comprehensive income primarily arising from the difference between the fair value of its 100% equity interest of ordinary shares and the carrying amount of net assets in FM. The fair value of the ordinary shares was estimated by management after considering an independent valuation performed by a reputable appraisal firm. As of December 31, 2015 and 2016, the carrying values of equity investment in FM were nil and nil, respectively. In addition to the equity investment in FM, there was a RMB15.2 million loan receivable due from FM which has been impaired with an impairment amount of RMB9.0 million recorded in “Loss from equity investments, including impairments” for the year ended December 31, 2015. In 2016, Phoenix FM repaid certain loans with a total amount of RMB7.2 million (US$1.0 million) and the impairment for loan receivable due from FM recorded in 2015 had been recovered of approximately RMB1.0 million (US$0.1 million).

In April 2014, the Group established a wholly owned subsidiary, Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”), for the development of online lottery ticket distribution business. In June 2014, Shikong Chuangyi (Beijing) Technology Culture Development Co. Ltd. and an individual investor agreed to inject capital of RMB8.2 million to acquire Fenghuang Jingcai’s 54.94% equity interest. As the Group lost control of Fenghuang Jingcai after the capital injections in July, 2014, gain on disposal of subsidiaries and acquisition of equity investments of RMB5.5 million was recognized in the consolidated statements of comprehensive income primarily arising from the difference between the fair value of its retained 45.06% equity interest and the carrying amount of Fenghuang Jingcai’s net assets. The fair value of the retained investment was estimated by management after considering an independent valuation performed by a reputable appraisal firm. In March 2016, Fenghuang Jingcai obtained additional capital injection from an independent third party, and the Group’s equity interest in Fenghuang Jingcai decreased to 31.54%.

Since March 2015, Fenghuang Jingcai had suspended all of its online lottery ticket distribution businesses, in response to the Notice related to Self-Inspection and Self-Remedy of Unauthorized Online Lottery Sales, or the Self-Inspection Notice, which was jointly promulgated by the Ministry of Finance, the Ministry of Civil Affairs and the General Administration of Sports of the People’s Republic of China. As of December 31, 2016, there has been no change in the Self-Inspection Notice. The management assessed that this regulatory change will continue to have negative impact to the cash flows of Fenghuang Jingcai in the future, and that the carrying value of Fenghuang Jingcai may not be fully recoverable. For the year ended December 31, 2015, the impairment of the equity investment in Fenghuang Jingcai recorded in the consolidated statements of comprehensive income was RMB3.2 million. As of December 31, 2015 and 2016, the carrying values of equity investment in Fenghuang Jingcai were nil.

In December 2014, the Company acquired ordinary shares of Particle, representing 9.08% equity interest of Particle, on an as-if converted basis with a cash consideration of US$5.0 million (RMB31.2 million) and a number of the Company’s ordinary shares with fair value of US$2.8 million (RMB17.3 million). Such investment was accounted for under the equity method as of December 31, 2014. In April 2015, all the ordinary shares and Class A ordinary shares the Company purchased were converted to Series C convertible redeemable preferred shares and all the investments in Particle were accounted for available-for sale investments as of December 31, 2015 (see Note 8).

Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”) was previously a 51% equity-owned consolidated subsidiary of the Group with the board resolution requiring more than 50% board members to approve. In December 2014, the Group sold 1% equity interest of Tianbo to the minority shareholder of Tianbo. After the disposal, although the Group still has the majority of board seats, all the resolutions must be unanimously approved by all of the board members. Therefore, the Group lost control of Tianbo because of such substantive participating rights that have been provided to minority shareholders. As the Group has significant influence over financial and operating decision-making after deconsolidation, the Group accounted for the retained 50% equity interests by using the equity method of accounting. The retained investment was remeasured at fair value of RMB13.1 million on the date the Group lost control of Tianbo in December 2014. The gain on deconsolidation of RMB6.2 million in 2014 was calculated as the difference between: a) the aggregate of (1) the cash consideration of RMB0.2 million, (2) the fair value of the retained 50% equity interest of RMB13.1 million, (3) the carrying amount of noncontrolling interest in the former subsidiary of RMB2.9 million, and b) the carrying amount of Tianbo’s net assets of RMB10.0 million. The fair value of the retained investment was estimated by management after considering an independent appraisal performed by a reputable valuation firm. As of December 31, 2015 and 2016, the carrying value of equity investment in Tianbo was RMB9.6 million and RMB8.2 million (US$1.2 million), respectively.

In February 2015, the Group invested approximately RMB4.5 million in Hangzhou Qike Technology Co., Ltd. (“Qike”), a company engaged in providing risk management and credit control assessment based on big data analysis to enterprises and eventually directly to individual customers, and held 45% equity interest of this company. As of December 31, 2015 and 2016, the carrying values of equity investment in Qike were RMB1.5 million and RMB0.1 million (US$0.02 million), respectively.

The Group summaries the condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X (in thousands):

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Operating data:
Revenues	12,944	67,752	103,038	14,841
Gross profit	2,419	36,245	63,135	9,093
Net loss	(21,813)	(69,290)	(22,888)	(3,297)
PNM’s share of net loss, including impairments	(18,538)	(41,861)	(1,776)	(256)

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Balance sheet data:
Current assets	58,239	58,883	8,481
Non-current assets	14,470	17,479	2,517
Current liabilities	82,756	103,590	14,920

(b)         Cost method investments

In January 2015, the Group acquired 5% equity interest of Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”), from a family member of the chairman of Phoenix TV, for an aggregate purchase consideration of RMB0.5 million. Lilita is principally engaged in P2P lending and reward-based crowd-funding businesses. In July 2016, Lilita completed Round A financing activity and the Group’s percentage of equity interest in Lilita decreased to 4.69%.

In April 2015, the Group acquired 0.3% equity interest of Lifeix Inc. for an aggregate purchase consideration of US$1.0 million (RMB6.1 million). Lifeix Inc. is the operator of the life station websites L99.com and Lifeix.com. In December 2015, in view of business performance and near-term business outlook that were below management previous expectation, based on the other-than-temporary impairment assessment, the Group recorded the impairment loss of US$1.0 million (RMB6.4 million) to fully write down the equity investment.